Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
12.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2019	2020
	$	$
Payroll and welfare payable	4,918	5,306
VAT, and other taxes payable	489	728
Payables for office supply and utilities	437	435
Payables for purchase of property and equipment	49	52
Professional service fees	1,414	2,930
Payables for share purchase consideration	10,000	10,000
Payables for Samsung arbitration compensation	4,356	3,749
Interest and penalty payable	3,178	6,386
Advance from customers	4,076	4,828
Payables to an export/import agent	3,571	7,750
Others	41	298
	32,529	42,462